Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,355,000.00
Previously Paid Amount	0.00
Total Fee Amount	463.33
Total Offset Amount	0.00
Net Fee	463.33
Narrative - Max Aggregate Offering Price	$ 3,355,000.00
Final Prospectus	true